Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid materials and supplies	$ 4,772	$ 3,675
Prepaid professional services	92	154
Other prepaid expenses and current assets	3,309	2,400
Total	$ 8,173	$ 6,229